Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		¥ 88,747,895	¥ 87,677,169
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		58,648,266	56,030,511
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		4,695,677	4,634,442
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		30,099,629	31,646,658
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		10,448,778	10,475,277
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		785,194
2019		588,599
2018		588,535
2017		600,179
2016		741,969
Prior to 2016		4,599,546
Revolving loan		0
Total		7,904,022
Total			8,215,781
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		431,277
2019		154,675
2018		127,379
2017		88,649
2016		85,042
Prior to 2016		317,237
Revolving loan		526,703
Total		1,730,962
Total			1,783,779
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		2,041
2019		1,075
2018		1,566
2017		1,343
2016		2,127
Prior to 2016		39,046
Revolving loan		0
Total		47,198
Total			57,478
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		50,212
2019		14,288
2018		10,450
2017		5,888
2016		3,713
Prior to 2016		5,796
Revolving loan		10,545
Total		100,892
Total			81,463
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		20,706
2019		2,268
2018		1,399
2017		1,421
2016		1,640
Prior to 2016		35,135
Revolving loan		0
Total		62,569
Total			57,696
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		32,594
2019		2,086
2018		1,145
2017		901
2016		837
Prior to 2016		8,780
Revolving loan		12,557
Total		58,900
Total			59,782
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		32,546,989
2019		13,017,576
2018		11,493,988
2017		4,770,628
2016		4,060,946
Prior to 2016		9,508,600
Revolving loan		13,182,140
Total		88,580,867
Total			87,677,169
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		18,340,767
2019		7,937,280
2018		8,546,670
2017		3,613,978
2016		3,392,467
Prior to 2016		8,293,428
Revolving loan		8,444,369
Total		58,568,959
Total			56,030,511
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		14,206,222
2019		5,080,296
2018		2,947,318
2017		1,156,650
2016		668,479
Prior to 2016		1,215,172
Revolving loan		4,737,771
Total		30,011,908
Total			31,646,658
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		1,466,468
2019		80,260
2018		128,702
2017		71,943
2016		75,389
Prior to 2016		389,777
Revolving loan		12,615
Total		2,225,154
Total			2,559,420
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	51,874
2019	[1]	135,135
2018	[1]	241,418
2017	[1]	24,097
2016	[1]	84,244
Prior to 2016	[1]	60,281
Revolving loan	[1]	162,622
Total	[1]	759,671
Total	[1]		828,666
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		14,351,596
2019		6,173,182
2018		6,884,219
2017		2,384,565
2016		2,105,541
Prior to 2016		2,256,613
Revolving loan		6,819,851
Total		40,975,567
Total			37,941,346
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		633,438
2019		463,744
2018		397,656
2017		224,791
2016		205,687
Prior to 2016		502,707
Revolving loan		518,612
Total		2,946,635
Total			2,941,599
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		96,177
2019		78,727
2018		26,569
2017		157,256
2016		0
Prior to 2016		4,474
Revolving loan		69,320
Total		432,523
Total			558,384
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	1,030,080
2019	[2]	317,635
2018	[2]	275,695
2017	[2]	18,272
2016	[2]	1,497
Prior to 2016	[2]	3,105
Revolving loan	[2]	25,145
Total	[2]	1,671,429
Total	[2]		2,008,516
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		12,813,813
2019		4,614,310
2018		2,558,432
2017		922,526
2016		655,823
Prior to 2016		1,143,658
Revolving loan		4,501,155
Total		27,209,717
Total			28,555,991
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		2,100
2019		2,342
2018		1,468
2017		1,034
2016		1,074
Prior to 2016		1,401
Revolving loan		18
Total		9,437
Total			30,862
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		4,312
2019		3,594
2018		2,164
2017		635
2016		31
Prior to 2016		0
Revolving loan		0
Total		10,736
Total			10,939
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	0
2019	[1]	0
2018	[1]	0
2017	[1]	0
2016	[1]	0
Prior to 2016	[1]	0
Revolving loan	[1]	0
Total	[1]	0
Total	[1]		0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		151,406
2019		86,390
2018		86,199
2017		61,785
2016		40,907
Prior to 2016		35,681
Revolving loan		128,363
Total		590,731
Total			840,289
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		62,300
2019		24,245
2018		30,007
2017		13,547
2016		13,536
Prior to 2016		24,430
Revolving loan		29,041
Total		197,106
Total			189,075
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0
2019		0
2018		0
2017		0
2016		0
Prior to 2016		20,118
Revolving loan		0
Total		20,118
Total			19,971
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	6,341
2019	[2]	0
2018	[2]	78
2017	[2]	0
2016	[2]	4,774
Prior to 2016	[2]	0
Revolving loan	[2]	0
Total	[2]	11,193
Total	[2]		78
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		196,054
2019		36,915
2018		72,529
2017		54,514
2016		894
Prior to 2016		25,009
Revolving loan		127,553
Total		513,468
Total			336,470
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0
2019		0
2018		0
2017		14
2016		0
Prior to 2016		13
Revolving loan		0
Total		27
Total			858
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0
2019		0
2018		0
2017		0
2016		0
Prior to 2016		0
Revolving loan		0
Total		0
Total			0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[1]	0
2019	[1]	0
2018	[1]	0
2017	[1]	0
2016	[1]	0
Prior to 2016	[1]	0
Revolving loan	[1]	0
Total	[1]	0
Total	[1]		0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		219,111
2019		196,945
2018		38,490
2017		129,066
2016		28,650
Prior to 2016		9,547
Revolving loan		194,607
Total		816,416
Total			343,439
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		78,238
2019		10,794
2018		7,341
2017		5,168
2016		3,154
Prior to 2016		8,852
Revolving loan		28,853
Total		142,400
Total			119,759
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0
2019		710
2018		0
2017		0
2016		0
Prior to 2016		0
Revolving loan		0
Total		710
Total			0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	[2]	0
2019	[2]	0
2018	[2]	0
2017	[2]	0
2016	[2]	0
Prior to 2016	[2]	0
Revolving loan	[2]	0
Total	[2]	0
Total	[2]		0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		61,657
2019		29,657
2018		12,547
2017		3,034
2016		4,417
Prior to 2016		17,394
Revolving loan		14,580
Total		143,286
Total			135,522
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020		0
2019		0
2018		0
2017		0
2016		0
Prior to 2016		0
Revolving loan		0
Total		¥ 0
Total			¥ 6

[1]	Banks and other financial institutions of domestic includes mainly banks and securities companies.
[2]	Banks and other financial institutions of foreign includes mainly banks.